Cover	Feb. 26, 2026
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Feb. 26, 2026
Entity Address, Address Line One	700 Universe Boulevard
Entity Address, Postal Zip Code	33408
Entity Address, City or Town	Juno Beach
City Area Code	561
Entity Incorporation, State or Country Code	FL
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Entity Emerging Growth Company	false
Central Index Key	0000753308
Amendment Flag	false
Entity File Number	1-8841
Registrant Name	NEXTERA ENERGY, INC.
Entity Tax Identification Number	59-2449419
Entity Address, State or Province	FL
Local Phone Number	694-4000
Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 Par Value
Trading Symbol	NEE
Security Exchange Name	NYSE
Corporate Units 7.299%
Entity Information [Line Items]
Title of 12(b) Security	7.299% Corporate Units
Trading Symbol	NEE.PRS
Security Exchange Name	NYSE
Corporate Units 7.234%
Entity Information [Line Items]
Title of 12(b) Security	7.234% Corporate Units
Trading Symbol	NEE.PRT
Security Exchange Name	NYSE